Financial Instruments - Assets and Liabilities Measured on Recurring Basis - Footnotes (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities, unrealized loss		$ 593
Available-for-sale debt securities, unrealized gain		44
Designated as Hedging Instrument [Member] | Foreign Currency Long Term Debt [Member] | Estimate of Fair Value Measurement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of long-term debt			$ 560
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading equity funds		100
Trading debt funds		102
Trading equity securities	[1],[2]	85	105
Fair Value, Measurements, Recurring [Member] | Not Designated as Hedging Instrument [Member] | Foreign currency forward-exchange contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Instruments used as offsets (assets)		136	159
Instruments used as offsets (liabilities)		59	54
Fair Value, Measurements, Recurring [Member] | Not Designated as Hedging Instrument [Member] | Currency Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Instruments used as offsets (liabilities)		$ 234	121
Maximum [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage of financial assets and liabilities measured at fair value inputs Level 1 and Level 3 inputs		1.00%
Fair value inputs Level 2 [Member] | Estimate of Fair Value Measurement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of long-term debt		$ 32,700	$ 36,600
Foreign Currency Short Term Borrowings [Member] | Designated as Hedging Instrument [Member] | Estimate of Fair Value Measurement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term borrowings		$ 547

[1]	As of December 31, 2015, trading funds and securities are composed of $100 million of trading equity funds, $102 million of trading debt funds, and $85 million of trading equity securities. As of December 31, 2014, trading securities of $105 million is composed of debt and equity securities. The trading equity securities as of December 31, 2015 and the trading debt and equity securities as of December 31, 2014 are held in trust for benefits attributable to the former Pharmacia Savings Plus Plan.
[2]	We use a market approach in valuing financial instruments on a recurring basis. For additional information, see Note 1E. All of our financial assets and liabilities measured at fair value on a recurring basis use Level 2 inputs in the calculation of fair value, except less than 1% that use Level 1 inputs.